Related Party Transactions and Balances	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
During the three months ended September 30, 2016, two shuttle tankers and three FSO units of the Partnership were employed on bareboat contracts with subsidiaries of Teekay Corporation. During the nine months ended September 30, 2016, one conventional tanker, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation. In the first quarter of 2016, the Partnership terminated the long-term time-charter-out contract under which the one conventional tanker was employed with a subsidiary of Teekay Corporation. The Partnership concurrently received an early termination fee from Teekay Corporation of $4.0 million (see note 14), which is recorded in revenue on the consolidated statement of loss for the nine months ended September 30, 2016.

b)
Teekay Corporation and its wholly-owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Revenues (1)	13,733	17,591	38,651	52,410
Vessel operating expenses (2)	(8,889)	(9,821)	(26,951)	(29,671)
General and administrative (3)(4)	(7,469)	(22,928)	(22,817)	(38,990)
Interest expense (5)(6)(7)(8)	(6,927)	(3,136)	(15,409)	(3,359)

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(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and an early termination fee received by the Partnership from Teekay Corporation (see note 14).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit, six long-distance towing and offshore installation vessels, and the Arendal Spirit UMS, respectively, during the three and nine months ended September 30, 2015.

(5)
Includes guarantee fees related to the final bullet payment of the Piranema Spirit FPSO debt facility and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnerships interest rate swaps and cross currency swaps (see note 8g).

(6)
Includes interest expense of $3.2 million for the nine months ended September 30, 2016 incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3) bearing interest at an annual rate of 6.50% on the outstanding principal balance. The outstanding principal balance of $100.0 million, together with accrued interest, was payable in full on July 1, 2016; however, this convertible promissory note was refinanced on July 1, 2016 (see note 8f). The outstanding principal balance of this convertible promissory note was $nil as at September 30, 2016.

(7)
Includes interest expense of $5.0 million for the nine months ended September 30, 2016, incurred on a $100.0 million six month loan made by Teekay Corporation to the Partnership on January 1, 2016, bearing interest at an annual rate of 10.00% on the outstanding principal balance. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, this loan was refinanced on July 1, 2016 (see note 8f). The outstanding principal balance of this loan was $nil as at September 30, 2016.

(8)
Includes interest expense of $5.0 million for the three and nine months ended September 30, 2016, incurred on a $200.0 million subordinated promissory note issued to Teekay Corporation effective July 1, 2016 (see note 8f). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at September 30, 2016, was $200.0 million. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2019.

c)
At September 30, 2016, due from affiliates totaled $88.4 million (December 31, 2015 - $81.3 million) and due to affiliates totaled $312.4 million (December 31, 2015 - $304.6 million). Amounts due to and from affiliates, other than the $200.0 million subordinated promissory note to Teekay Corporation (see b(8) above and note 8f), are non-interest bearing and unsecured, and all Current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.

d)
In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which commenced its conversion during the second quarter of 2015. The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. These costs are capitalized and included as part of advances on newbuilding contracts and will be reclassified to vessels and equipment upon completion of the conversion in early-2017. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $11.9 million up to September 30, 2016.

e)
On July 1, 2015 the Partnership acquired from Teekay Corporation its 100% interest in the Dropdown Predecessor, which owns the Petrojarl Knarr FPSO unit, which operates on the Knarr Field in the North Sea, for an equity purchase price of $529.4 million (see note 3).

f)
In May 2016, the Partnership agreed to issue a $200.0 million subordinated promissory note to Teekay Corporation effective July 1, 2016, to refinance the $100.0 million outstanding balance on the convertible promissory note in connection with the financing of the Dropdown Predecessor (see b(6) above) and the $100.0 million six-month loan issued by Teekay Corporation to the Partnership in January 2016 (see b(7) above), both due July 1, 2016. The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which is payable quarterly and, of which (a) 5.00% is payable in cash and (b) 5.00% is payable in common units of the Partnership, or in cash, at the election of Teekay Corporation. If the Partnership elects to pay cash for such second 5.00% of interest, the Partnership must raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months of the applicable interest payment date. The outstanding principal balance of the subordinated promissory note, together with accrued interest, is payable in full on January 1, 2019.

g)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, which are expected to be in the third quarter of 2017 through the first half of 2018 (see note 11g), and for certain of the Partnerships interest rate swaps and cross currency swaps until early-2019. The guarantees cover liabilities totaling up to a maximum amount of $495 million. During the three and nine months ended September 30, 2016, a guarantee fee of $1.8 million was recognized in interest expense on the Partnership's consolidated statements of income (loss), which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity as Teekay Corporation has provided such financial guarantees at no cost to the Partnership.